Income Taxes - Net Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 92.7	$ 62.1
Deferred ceding commission	4.8	0.0
Charitable contribution	4.7	0.3
Stock-based compensation	3.8	0.4
Net unearned premium	1.4	2.9
Startup costs	0.9	1.0
Other	0.3	0.1
Total gross deferred tax assets	108.6	66.8
Deferred tax liabilities:
Deferred acquisition costs	(0.8)	(0.4)
Depreciation and amortization	(0.9)	(0.4)
Total gross deferred tax liabilities	(1.7)	(0.8)
Valuation allowance	(106.9)	(66.0)
Total deferred tax assets, net	$ 0.0	$ 0.0